Long-term debt	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9. Long-term debt

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Lampung facility:
Export credit tranche	$112,818	$123,982
FSRU tranche	28,032	31,164
Gallant facility:
Commercial tranche	113,633	120,743
Export credit tranche	30,250	33,000
Grace facility:
Commercial tranche	138,375	146,063
Export credit tranche	28,500	30,750
Outstanding principal	451,608	485,702
Lampung facility unamortized debt issuance cost	(6,216)	(7,494)
Gallant facility unamortized fair value of debt assumed	299	552
Grace facility unamortized fair value of debt assumed	1,057	1,543
Total debt	446,748	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	$401,290	$434,845

Lampung facility

PT Hoegh LNG Lampung is the Borrower and Höegh LNG is the guarantor for the Lampung facility.

The primary financial covenants under the Lampung facility are as follows:

•	Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche;
•	Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
•	Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.

As of September 30, 2018, the borrower and the guarantor were in compliance with the financial covenants under the Lampung facility.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it. The Lampung facility limits, among other things, the ability of the borrower to change its business, sell or grant liens on its property including the
PGN FSRU Lampung
, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.

Gallant/Grace facility

The Gallant/Grace facility includes two borrowers, the Partnership’s subsidiaries owning the
Höegh Gallant
and the
Höegh Grace.
The Gallant/Grace facility includes two commercial tranches and the export credit tranche related to the
Höegh Gallant
(the “Gallant facility”) and a commercial tranche and the export credit tranche related to the
Höegh Grace
(the “Grace facility”). The Gallant commercial tranches are repayable quarterly with a final balloon payment due in November 2019. The export credit tranche is repayable in quarterly installments with the final payment due in October 2026 assuming the balloon payments of the commercial tranches are refinanced. The Grace commercial tranches are repayable quarterly with a final balloon payment due in June 2020. The export credit tranche is repayable in quarterly installments with the final payment due in March 2028 assuming the balloon payments of the commercial tranches are refinanced.
Refer to note
19
for additional information.

Höegh LNG, Höegh LNG Colombia Holdings Ltd., Höegh LNG FSRU III Ltd. and the Partnership are guarantors for the facility.

The primary financial covenants under the Gallant/Grace facility are as follows:

•	Höegh LNG must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$200 million, and
▪	25% of total assets
o	Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of
▪	$20 million,
▪	5% of total consolidated indebtedness provided on a recourse basis, and
▪	Any amount specified to be a minimum liquidity requirement under any legal obligation.

•	The Partnership must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$150 million, and
▪	25% of total assets
o	Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of
▪	$15 million, and
▪	$3 million multiplied by the number of vessels owned or leased by the Partnership

•	Each Borrower must maintain
o	Current assets greater than current liabilities as defined in the agreements, and
o	A ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%

In addition, a security maintenance ratio based on the aggregate market value of the
Höegh Gallant
, the
Höegh Grace
 and any additional security must be at least 125% of the aggregate outstanding loan balance. If the security maintenance ratio is not maintained, the relevant Borrower has 30 days to provide more security or to repay part of the loan to be in compliance with the ratio no later than 30 days after notice from the lenders.

As of September 30, 2018, Höegh LNG, the Partnership and each Borrower were in compliance with the financial covenants.

Under the Gallant/Grace facility, cash accounts are freely available for the use of the Borrowers, unless there is an event of default. Cash can be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrowers would remain in compliance with the financial covenants and security maintenance ratio. The Gallant/Grace facility limits, among other things, the ability of the Borrowers to change their business, sell or grant liens on their property including the
Höegh Gallant
or the
Höegh Grace
, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions and enter into intercompany debt that is not subordinated to the Gallant/Grace facility.